Filed with the U.S. Securities and Exchange Commission on June 22, 2021

1933 Act Registration File No.333-82865
1940 Act File No. 811-09447
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	43	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	46	[	X	]
(Check appropriate box or boxes)

Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)
c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Address of Principal Executive Offices)     (Zip Code)
(424) 237-2164
(Registrant’s Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Name and Address of Agent for Service of Process)
With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

The Prospectus and Statement of Additional Information, each in the form filed on May 24, 2021, in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-82865, 811-09447) (Accession No. 0000894189-21-003219) are incorporated herein by reference.

The sole purpose of this amendment is to file as exhibits to this Registration Statement (i) Articles of Amendment and Restatement and (ii) various agreements related to the Jacob Forward ETF.

JACOB FUNDS INC.

N-1A PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Amendment and Restatement of the Registrant dated May 26, 2021 - filed herewith.

(b)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999.

(c)
Instruments Defining Rights of Security Holders.

See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Amendment and Restatement.

See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(d)(1)
Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC dated November 27, 1999 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated September 1, 2017 to the Investment Advisory Agreement dated November 27, 1999 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds, Inc., a Maryland corporation on behalf of the Jacob Internet Fund and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(iii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Internet Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(d)(2)
Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(i)
Amendment dated September 1, 2017 to the Investment Advisory Agreement dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds Inc., a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(iii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(d)(3)
Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated May 21, 2021 on behalf of the Jacob Forward ETF is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(e)(1)     Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 (“Distribution Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N‑1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Distribution Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(e)(2)	ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC on behalf of the the Jacob Forward ETF - filed herewith.
(e)(3)	ETF Distribution Services Agreement between the Registrant and Quasar Distributors, LLC on behalf of the Jacob Forward ETF - filed herewith.
(f)     Bonus or Profit Sharing Contracts.
Not applicable.

(g)(1)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 29, 2010 (“Custody Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Custody Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(g)(2)	Custody Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.

(h)(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Fund Administration Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Fund Administration Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(2)	Fund Administration Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.

(h)(3)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Transfer Agent Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Transfer Agent Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(4)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.
(h)(5)
Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 27, 2006 (“Fund Accounting Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Fund Accounting Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(6)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.
(h)(7)	Form of Authorized Participant Agreement is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 as filed with the SEC via EDGAR on May 24, 2021.

(i)(1)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(i)(2)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, with respect to the Jacob Forward ETF is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(j)(1)
Consent of the Registrant’s Independent Registered Public Accounting Firm is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(j)(2)	Powers of Attorney are incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A as filed with the SEC via EDGAR on September 24, 1999.

(k)	Initial balance sheet as of September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(l)
Subscription Letter of Initial Shareholder dated September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(m)(1)
Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of the Jacob Internet Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(m)(2)
Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset Management of New York LLC dated October 17, 2003 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(m)(3)
Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and the Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(m)(4)
Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Forward ETF is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-1A as filed with the SEC via EDGAR on May 24, 2021.

(n)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund), is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(o)	Reserved.

(p)(1)
Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(p)(2)	Code of Ethics for the Principal Underwriter - not applicable per Rule 17j-1(c)(3).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30. INDEMNIFICATION

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Amendment and Restatement provides as follows:

NINTH: (1) To the maximum extent permitted by the Maryland General Corporation Law, the Corporation, including its successors and assigns, shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of the final disposition of a proceeding to any person who is a current or former director or officer and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity (which shall include, with respect to any such person, any person who, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity). The By-Laws may provide that the Corporation shall indemnify its current and former employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any current or former director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article NINTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.

(2) No provision of this Article NINTH shall be effective to protect or purport to protect any director or officer of the Corporation against liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

(3) No amendment of this charter or repeal of any of its provisions, nor the adoption or amendment of any provision of the By-Laws inconsistent with this Article NINTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article NINTH.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The description of Jacob Asset Management of New York LLC (“Adviser”) under the caption “Management, Organization and Capital Structure” in the Prospectus and “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to the Adviser’s Form ADV (File #801-56730) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 32. PRINCIPAL UNDERWRITER
(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	PIA Short-Term Securities Fund, Series of Advisors Series Trust
American Trust Allegiance Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Poplar Forest Partners Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	Pzena Small Cap Value Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Scharf Fund, Series of Advisors Series Trust
Huber Large Cap Value Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust	Semper MBS Total Return Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust	Semper Short Duration Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust	The Aegis Funds
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	Allied Asset Advisors Funds
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust	Alpha Architect ETF Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	Angel Oak Funds Trust
PIA High Yield Fund, Series of Advisors Series Trust	Barrett Opportunity Fund, Inc.
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	Bridges Investment Fund, Inc.
PIA MBS Bond Fund, Series of Advisors Series Trust	Brookfield Investment Funds
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions	Buffalo Funds
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions	Cushing® Mutual Funds Trust
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions	DoubleLine Funds Trust
The Acquirers Fund, Series of ETF Series Solutions	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AI Powered International Equity ETF, Series of ETF Series Solutions	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions

AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions	US Global JETS ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions	Volshares Large Cap ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions	First American Funds, Inc.
Hoya Capital Housing ETF, Series of ETF Series Solutions	FundX Investment Trust
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	The Glenmede Fund, Inc.
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions	The Glenmede Portfolios
LHA Market State US Tactical ETF, Series of ETF Series Solutions	The GoodHaven Funds Trust
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Greenspring Fund, Incorporated
ATAC Rotation Fund, Series of Managed Portfolio Series	Harding, Loevner Funds, Inc.
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series	Hennessy Funds Trust
Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series	Horizon Funds
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series	Hotchkis & Wiley Funds
Ecofin Global Water ESG Fund, Series of Managed Portfolio Series	Intrepid Capital Management Funds Trust
Great Lakes Bond Fund, Series of Managed Portfolio Series	Jacob Funds Inc.
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series	The Jensen Quality Growth Fund Inc.
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series	Kirr, Marbach Partners Funds, Inc.
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Jackson Square Global Growth Fund, Series of Managed Portfolio Series	Core Alternative ETF, Series of Listed Funds Trust

Jackson Square International Growth Fund, Series of Managed Portfolio Series	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series	LKCM Funds
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series	LoCorr Investment Trust
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series	Lord Asset Management Trust
LK Balanced Fund, Series of Managed Portfolio Series	MainGate Trust
Muhlenkamp Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series	Argent Small Cap Fund, Series of Manager Directed Portfolios
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series	iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.	Pemberwick Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.	Matrix Advisors Funds Trust
Boston Partners Global Equity Fund, Series of RBB Fund, Inc.	Matrix Advisors Value Fund, Inc.
Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.	Monetta Trust
Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.	Nicholas Equity Income Fund, Inc.
Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.	Nicholas Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.	Nicholas II, Inc.
Campbell Advantage Fund, Series of RBB Fund, Inc.	Nicholas Limited Edition, Inc.
Campbell Systematic Macro Fund, Series of RBB Fund, Inc.	Permanent Portfolio Family of Funds
MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.	Perritt Funds, Inc.
Motley Fool 100 Index ETF, Series of RBB Fund, Inc.	Procure ETF Trust II
Orinda Income Opportunities Fund, Series of RBB Fund, Inc.	Professionally Managed Portfolios
SGI Conservative Fund, Series of RBB Fund, Inc.	Prospector Funds, Inc.
SGI Global Equity Fund, Series of RBB Fund, Inc.	Provident Mutual Funds, Inc.
SGI Peak Growth Fund, Series of RBB Fund, Inc.	RBC Funds Trust

SGI Prudent Growth Fund, Series of RBB Fund, Inc.	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.	Aquarius International Fund, Series of RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
Series Portfolios Trust	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
Thompson IM Funds, Inc.	Marketfield Fund, Series of Trust for Professional Managers
TrimTabs ETF Trust	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Trust for Advised Portfolios	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Barrett Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	USQ Core Real Estate Fund
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers	Wall Street EWM Funds Trust
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Wisconsin Capital Funds, Inc.
Jensen Quality Value Fund, Series of Trust for Professional Managers

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management of New York LLC, 727 2nd Street, #106, Hermosa Beach, California 90254, the Registrant’s Adviser; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant’s transfer agent and dividend distributing agent; and at U.S. Bank N.A., 615 East Michigan Street, Milwaukee Wisconsin 53202, the Registrant’s custodian.

ITEM 34. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (this “Amendment”) to be signed below on its behalf by the undersigned, duly authorized, in the City of Hermosa Beach, and in the State of California on June 22, 2021.

Jacob Funds Inc.

/s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 22, 2021.

Signature	Title
/s/ Ryan I. Jacob	President, Chief Executive Officer, Director and Chairman of the Board
Ryan I. Jacob
/s/ Francis J. Alexander	Vice President, Secretary and Treasurer
Francis J. Alexander
William B. Fell*	Director
William B. Fell
Christopher V. Hajinian*	Director
Christopher V. Hajinian
Jeffrey L. Schwarzschild*	Director
Jeffrey I. Schwarzschild

* By /s/ Ryan I. Jacob
Ryan I. Jacob, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Articles of Amendment and Restatement	EX.99(a)
ETF Distribution Agreement	EX.99(e)(2)
ETF Distribution Services Agreement	EX.99(e)(3)
Custody Agreement	EX.99(g)(2)
Fund Administration Servicing Agreement	EX.99(h)(2)
Transfer Agent Servicing Agreement	EX.99(h)(4)
Fund Accounting Servicing Agreement	EX.99(h)(6)